SUPPLEMENT TO FIDELITY BLUE CHIP GROWTH FUND'S SEPTEMBER 25, 1997
PROSPECTUS
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section beginning on page 24. For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section beginning on page 24. EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
   The following information replaces the similar information found in "Sales Charge Reductions and Waivers" on page 30:
       6. To shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

SUPPLEMENT TO THE FIDELITY BLUE CHIP GROWTH FUND
SEPTEMBER 25, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.
(iii) The fund may borrow only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" ON PAGE 14:
   7. to shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager;
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 16.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
SUPPLEMENT TO THE FIDELITY OTC PORTFOLIO SEPTEMBER 25, 1997 PROSPECTUS The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 25.
For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the fund and its investments, and these taxes generally will reduce the fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
   The following information replaces the similar information found in "Sales Charge Reductions and Waivers" on page 30:
       6. To shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

SUPPLEMENT TO THE FIDELITY OTC PORTFOLIO
SEPTEMBER 25, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" ON PAGE 15:
   7. to shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager;
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 16.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.